Property and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Operating And Capital Leases Future Minimum Payments Due [Line Items]
Rent Expense on operating lease	$ 49.5	$ 42.5	$ 44.8
Lease period	5 years